OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER LONG-TERM ASSETS
Line fill in third party pipelines	$ 5,300	$ 3,800
Contingent consideration	$ 4,500	$ 0